Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net
Intangible Assets, Net

6. Intangible Assets, Net

The components of intangible assets, net were as follows:

	Useful life	December 31,
		2025	2024
Intellectual property rights	20 years	$22,800	$21,718
Patents and trademarks	20 years	991,930	865,682
Total		1,014,730	887,400
Less: Accumulated amortization		(306,981)	(270,428)
Total		$707,749	$616,972

Amortization expense relating to the intangible assets for the years ended December 31, 2025 and 2024 was $25,254 and $50,176, respectively.

Estimated future amortization of intangibles is as follows:

Year ending December 31,	Amount
2026	$43,417
2027	43,417
2028	43,417
2029	43,417
2030	43,417
Thereafter	490,664
$707,749